SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES - Operations for oil and natural gas producing activities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / Mcfe	Dec. 31, 2022 USD ($) $ / Mcfe
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Revenues, net	$ 612,192	$ 4,223,354
Lease operating expense	1,332,548	1,793,232
Depletion	767,401	373,229
Accretion of discount on asset retirement obligations	91,624	495,184
Results of operations from oil and natural gas producing activities	$ (1,579,381)	$ 1,561,709
Depletion rate | $ / Mcfe	0.9	0.34